Schedule of share capital shares (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital	£ 395,638	£ 195,476
Share premium	16,027,724
Total share capital and premium	£ 16,423,362	£ 195,476
Total Ordinary shares outstanding at the end of the period	791,278	390,952
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the period	791,278	356,260
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the period		34,692